Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Share capital and reserves [Abstract]
Details of issued ordinary shares
Details of the number of issued ordinary shares with a nominal value of Sterling 6 pence (2019: 6 pence) each are in the table below.

	Ordinary shares		Treasury shares		Deferred shares
	2020	2019	2020	2019	2020	2019
At 1 January	154,498,887	274,817,283	4,864,656	—	—	43,171,134
Share consolidation in 2019	—	(229,014,401)	—	—	—	(43,171,134)
Issue of shares in exchange for warrants	8,229,753	1,645,105	—	—	—	—
Issue of shares in equity fund raises	16,000,000	34,888,133	—	—	—	—
Issue of shares in consideration of Aegerion Acquisition	—	77,027,423	—	—	—	—
Issue of treasury shares for share options exercised	72,953	—	(72,953)	—	—	—
Treasury shares acquired in consideration for additional warrants	—	(4,864,656)	—	4,864,656	—	—
At December 31	178,801,593	154,498,887	4,791,703	4,864,656	—	—